Derivatives and Hedge Accounting Activities (Schedule of Offsetting Assets) (Detail) - USD ($) $ in Millions		Mar. 31, 2019	Dec. 31, 2018
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[1]	$ 171	$ 287
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		38	83
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		133	204
Virginia Electric and Power Company
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[2]	61	67
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		2	6
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		59	61
Dominion Energy Gas Holdings, LLC
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		13	31
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		7	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		6	29
Commodity | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		77	175	[1]
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		5	12
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		72	163
Commodity | Exchange
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		78	68	[1]
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		26	68
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		52	0
Commodity | Virginia Electric and Power Company | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[2]	61	64
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		2	6
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		59	58
Commodity | Dominion Energy Gas Holdings, LLC | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		0	3
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		0	3
Interest rate | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		3	18	[1]
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0	1
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		3	17
Interest rate | Virginia Electric and Power Company | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet	[2]	0	3
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		0	3
Interest rate | Dominion Energy Gas Holdings, LLC | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		0	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0	0
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		0	2
Foreign currency | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		13	26	[1]
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		7	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		6	24
Foreign currency | Dominion Energy Gas Holdings, LLC | Over-the-counter
Offsetting Assets [Line Items]
Gross Assets Presented in the Consolidated Balance Sheet		13	26
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		7	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral Received		0	0
Net Amounts		$ 6	$ 24

[1]	Excludes $2 million and $7 million of derivative assets at March 31, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.
[2]	Excludes $5 million and $26 million of derivative assets at March 31, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.